Schedule of profit (loss) before tax (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 HKD ($)
Lossprofit Before Tax
Expense relating to short-term leases	$ 22,054	$ 173,120	$ 475,320
Employer's contribution to defined contribution plan (included in staff costs below)	294,521	2,311,959	2,756,809
- directors' emoluments (Note 18)	212,633	1,669,151	2,689,500
- staff costs (including directors' emoluments)	$ 9,804,099	$ 76,961,197	$ 88,916,871